Other operating income (expense), net (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Disclosure of Other Operating Income (Expense)

	12.31.2018	12.31.2017	12.31.2016
		(Restated)	(Restated)
Assets devaluation (i)	(99.5)	(109.1)	(77.3)
Corporate projects (ii)	(83.4)	(33.0)	(21.4)
Taxes on other outputs	(27.5)	(25.1)	(36.7)
Expenses system project	(19.7)	(27.7)	(16.4)
Provision for contingencies	(12.0)	(8.0)	(1.3)
Training and development	(8.7)	(10.0)	(10.9)
Flight safety standards	(4.4)	(4.8)	(4.6)
Aircraft maintenance and flights costs - fleet	(3.3)	(2.4)	(3.4)
Contractual fines (iii)	(2.9)	6.6	(7.7)
Extemporaneous credits	—	10.8	16.0
Financial guarantee	—	9.6	8.5
Restructuring expenses	—	(6.4)	(117.3)
Accounts payable for penalties	—	(10.1)	(228.0)
Other sales	8.8	13.3	11.3
Recovery of expenses	11.7	6.4	7.9
Royalties	15.3	11.9	11.9
Contractual fines revenue (iv)	35.4	2.4	24.2
Others	(9.2)	(34.8)	2.6

	(199.4)	(210.4)	(442.6)

(i)

Impairment losses recognized in the year, including US$ 61.3 of Lineage aircraft model (Note 17), US$ 6.0 of aircraft held in property, plant and equipment (Note 15) and US$ 32.2 of residual value devaluation related to assets attached to structured operations recorded in collateralized accounts receivable (Note 9);

(ii)	Refers to projects focused on system and process improvements and special projects of the Company;
(iii)	Refers to contractual fines to be paid to suppliers due to non-compliance with contractual clauses;
(iv)	Substantially fines charged to customers for cancellation of sales contracts, mainly in the Segment of Executive Aviation, in accordance with the contract terms.